Report of Directors Corporate Governance - Single figure of remuneration (Details) - GBP (£)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 21, 2020
Disclosure of transactions between related parties [line items]
Share price on date of grant (in gbp per share)				£ 5.622
Noel Quinn
Disclosure of transactions between related parties [line items]
Base salary		£ 1,266,000	£ 503,000
Fixed pay allowance		1,700,000	695,000
Cash in lieu of pension		127,000	50,000
Taxable benefits		186,000	41,000
Non-taxable benefits		59,000	23,000
Total fixed		3,338,000	1,312,000
Annual incentive waived		799,000
Annual incentive			665,000
Notional returns		17,000	0
Replacement award		0	0
Total variable		816,000	665,000
Total fixed and variable		£ 4,154,000	£ 1,977,000
Percentage of annual incentive award in cash		50.00%
Percentage of annual incentive award deferred in shares		50.00%	60.00%
Shares vesting retention period		1 year
Percentage of basic salary donated to charitable donations	12.50%
Ewen Stevenson
Disclosure of transactions between related parties [line items]
Base salary		£ 738,000	£ 719,000
Fixed pay allowance		950,000	950,000
Cash in lieu of pension		74,000	107,000
Taxable benefits		12,000	16,000
Non-taxable benefits		32,000	28,000
Total fixed		1,806,000	1,820,000
Annual incentive waived		450,000
Annual incentive			1,082,000
Notional returns		0	0
Replacement award		1,431,000	1,974,000
Total variable		1,881,000	3,056,000
Total fixed and variable		£ 3,687,000	4,876,000
Percentage of annual incentive award in cash		50.00%
Percentage of annual incentive award deferred in shares		50.00%
Shares vesting retention period		1 year
Percentage of basic salary donated to charitable donations	12.50%
2015 LTI Award | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Long-term incentive			1,121,308
2016 LTI Award | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Long-term incentive			£ 852,652
Performance assessment outcome, percentage			27.50%
2017 LTI Award | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Performance assessment outcome, percentage		56.25%
Replacement Awards, Performance Period Ending 2017 | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Performance assessment outcome, percentage		78.09%
Replacement award (in shares)		313,608
Share price on date of grant (in gbp per share)		£ 6.643
Share price on date when awards ceased to be subject of performance conditions (in gbp per share)		£ 5.845